Related Party Balances and Transactions - Summary Of Service Provided By Related Partiesable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenue from Related Parties	¥ 12,161
Other [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	552
Technology service fee to Xiaoke [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	¥ 11,609